Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Gross amount of recognized assets	$ 176	$ 194
Derivative liabilities eligible for set-off in case of default	(111)	(96)
Cash collateral received	0	0
Non-cash collateral received	0	0
Net asset exposure	65	98
Total
Gross amount of recognized assets	176	194
Derivative liabilities eligible for set-off in case of default	(111)	(96)
Cash collateral received	0	0
Non-cash collateral received	0	0
Net asset exposure	$ 65	$ 98